Restructuring	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Restructuring and Related Activities [Abstract]
Restructuring	Restructuring
Europe Restructuring

Due to the continued impact from COVID-19 as disclosed in Note 1, "Background," and recent reductions in European government support, the Company initiated a restructuring program in March 2021 in its International RAC segment, primarily Ireland, affecting 150 employees. The Company accrued charges of $7 million for termination benefits at March 31, 2021, which were recorded in selling, general and administrative expenses in the accompanying unaudited condensed consolidated statement of operations for three months ended March 31, 2021. The program is expected to be completed within the next twelve months.
RestructuringDue to the impact from COVID-19 as disclosed in Note 1, "Background," the Company initiated a restructuring program beginning in April 2020, affecting approximately 11,000 U.S. employees in its Americas RAC segment and corporate operations and incurred approximately $37 million of charges for termination benefits during the second quarter of 2020, where $7 million was classified as liabilities subject to compromise in the accompanying consolidated balance sheet as of December 31, 2020 as disclosed below. This program was substantially completed in the third quarter of 2020.
The following tables summarize restructuring charges incurred under this program:

(In millions)	Year Ended December 31, 2020
Termination charges:
Direct vehicle and operating	$25
Selling, general and administrative	12
Total	$37

(In millions)	Year Ended December 31, 2020
Termination charges:
Americas RAC Segment	$34
Corporate operations	3
Total	$37

The tables above do not include pension-related settlement charges incurred during the year ended December 31, 2020. See Note 8, "Employee Retirement Benefits."

The following table summarizes the activity affecting the restructuring accrual, which is recorded in accrued liabilities or was reclassified to liabilities subject to compromise in the accompanying consolidated balance sheet, during the year ended December 31, 2020.

(In millions)	Termination Benefits
Balance as of December 31, 2019	$1
Charges incurred	37
Cash payments	(29)
Liabilities subject to compromise(1)	(7)
Other	(2)
Balance as of December 31, 2020	$—

(1)     As a result of filing the Chapter 11 Cases, as disclosed in Note 1, "Background," the Company classified $7 million of restructuring charges as liabilities subject to compromise in the accompanying consolidated balance sheet as of December 31, 2020. See Note 19, "Liabilities Subject to Compromise."